PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES

7.	PREPAID EXPENSES

Prepaid expenses and other current assets consist of the following:

	September 30, 2025	December 31, 2024
Prepaid payroll wages	$38,271	$38,271
Prepaid insurance	74,929	10,017
Prepaid software and other	51,577	7,579

TOTAL PREPAID EXPENSES	$164,777	$55,867

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	2024	2023
Deferred offering costs	$427,898	$-

Prepaid payroll wages	$38,271	$-
Prepaid insurance	10,017	1,714
Prepaid software and other	7,579	7,429

TOTAL PREPAID EXPENSES	$483,765	$9,143

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS (Continued)

Pursuant to ASC 340-10-S99-1, costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred offering costs consist of underwriting, legal, accounting, and other expenses incurred through the balance sheet date that are directly related to the proposed public offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be expensed. The Company filed its S-1 Registration Statement on December 23, 2024 and an amended S-1/A on January 27, 2025. The Company is working to resolve all remaining inquiries before the registration can become effective.